UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

Decathlon Conservative Portfolio

Decathlon Moderate Portfolio

Decathlon Aggressive Portfolio

ANNUAL REPORT

December 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear shareholders,

While 2013 was a spectacular year for the U.S. equity markets, many other asset classes around the globe did not fare as well. As examples, the Barclays Aggregate bond index fell 2.1% for the year, the MSCI Emerging Market Index fell 2.9% and after 12 years of positive returns, gold corrected 28% in 2013. Decathlon is a global, tactical suite of strategies. As such, it sought to invest in many different asset classes and locations throughout the year and the performance is reflective of the more modest returns found outside of U.S. equities.

The Decathlon funds had the following performance for 2013: Decathlon Conservative was up fractionally 0.88%, Decathlon Moderate increased 5.74% and the Decathlon Aggressive increased 7.99%. The strategies are run by a quantitative model and the funds were invested according to the quantitative models for the entire year. There were no distributions to shareholders during the year.

Sincerely,

Beaumont Financial Partners, LLC

1

BCM Decathlon Conservative Portfolio

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Portfolio’s performance figures* for the year ended December 31, 2013, as compared to its benchmark:

	One Year	Since Inception**
BCM Decathlon Conservative Portfolio - Class 2	0.88%	1.48%
Barclays U.S. Aggregate Bond Index ***	(2.02)%	0.41%
BCM Conservative Blended Index****	3.35%	4.05%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.19% for Class 2. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-777-0535.

**	Inception date is April 30, 2012.

***	The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

****	The BCM Conservative Blended Index reflects an unmanaged portfolio of 80% of the Barclays Aggregate Bond Index and 20% of the MSCI World Index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	98.1%
Short-Term Investments	2.0%
Other, Cash & Cash Equivalents	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

2

BCM Decathlon Moderate Portfolio

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Portfolio’s performance figures* for the year ended December 31, 2013, as compared to its benchmark:

	One Year	Since Inception**
BCM Decathlon Moderate Portfolio - Class 2	5.74%	5.42%
Barclays U.S. Aggregate Bond Index ***	(2.02)%	0.41%
BCM Moderate Blended Index****	11.86%	9.65%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.33% for Class 2. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-777-0535.

**	Inception date is April 30, 2012.

***	The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

****	The BCM Moderate Blended Index reflects an unmanaged portfolio of 50% of the Barclays Aggregate Bond Index and 50% of the MSCI World Index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	98.0%
Short-Term Investments	2.1%
Other, Cash & Cash Equivalents	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

3

BCM Decathlon Aggressive Portfolio

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Portfolio’s performance figures* for the year ended December 31, 2013, as compared to its benchmark:

	One Year	Since Inception**
BCM Decathlon Aggressive Portfolio - Class 2	7.99%	7.56%
Barclays U.S. Aggregate Bond Index ***	(2.02)%	0.41%
BCM Aggressive Blended Index****	16.95%	12.89%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.38% for Class 2. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-777-0535.

**	Inception date is April 30, 2012.

***	The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

****	The BCM Aggressive Blended Index reflects an unmanaged portfolio of 33% of the Barclays Aggregate Bond Index and 67% of the MSCI World Index.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	97.9%
Short-Term Investments	2.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

4

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 98.1%
4,747	iShares 1-3 Year Credit Bond ETF	$500,619
5,924	iShares 1-3 Year Treasury Bond ETF	499,867
4,954	iShares 7-10 Year Treasury Bond ETF	491,635
4,497	iShares Agency Bond ETF	497,143
4,689	iShares Core Total US Bond Market ETF	499,050
4,554	iShares Government/Credit Bond ETF	501,714
4,558	iShares Intermediate Government/Credit Bond ETF	498,736
4,256	iShares International Treasury Bond ETF	427,175
4,752	iShares MBS ETF	496,917
4,539	iShares Short Treasury Bond ETF	500,425
		4,913,281

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,969,789)	4,913,281

	SHORT-TERM INVESTMENT - 2.0%
100,026	Fidelity Institutional Money Market Portfolio - Class I, 0.04%*
	(Cost $100,026)	100,026

	TOTAL INVESTMENTS - 100.1% (Cost $5,069,815) (a)	$5,013,307
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(4,106)
	TOTAL NET ASSETS - 100.0%	$5,009,201

*	Money Market Fund; interest rate reflects effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,070,267 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,477
Unrealized depreciation:	(62,437)
Net unrealized depreciation:	$(56,960)

The accompanying notes are an integral part of these financial statements.

5

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 77.7%
5,318	iShares 1-3 Year Credit Bond ETF	$560,836
6,701	iShares 1-3 Year Treasury Bond ETF	565,430
5,039	iShares Agency Bond ETF	557,062
5,253	iShares Core Total US Bond Market ETF	559,077
5,102	iShares Government/Credit Bond ETF	562,087
5,107	iShares Intermediate Government/Credit Bond ETF	558,808
5,652	iShares International Treasury Bond ETF	567,291
5,323	iShares MBS ETF	556,626
		4,487,217
	EQUITY FUNDS - 20.3%
9,191	iShares MSCI South Korea Capped ETF	594,382
6,865	iShares Russell Mid-Cap Growth ETF	579,269
		1,173,651

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,651,684)	5,660,868

	SHORT-TERM INVESTMENT - 2.1%
120,412	Fidelity Institutional Money Market Portfolio - Class I, 0.04%*
	(Cost $120,412)	120,412

	TOTAL INVESTMENTS - 100.1% (Cost $5,772,096) (a)	$5,781,280
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(5,108)
	TOTAL NET ASSETS - 100.0%	$5,776,172

*	Money Market Fund; interest rate reflects effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,773,298 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$43,650
Unrealized depreciation:	(35,668)
Net unrealized appreciation:	$7,982

The accompanying notes are an integral part of these financial statements.

6

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	ASSET ALLOCATION FUND - 9.9%
1,039	CurrencyShares British Pound Sterling Trust *	$169,565

	DEBT FUNDS - 57.7%
1,556	iShares 1-3 Year Credit Bond ETF	164,096
1,941	iShares 1-3 Year Treasury Bond ETF	163,782
1,537	iShares Core Total US Bond Market ETF	163,583
1,520	iShares Government/Credit Bond ETF	167,458
1,494	iShares Intermediate Government/Credit Bond ETF	163,473
1,557	iShares MBS ETF	162,816
		985,208
	EQUITY FUNDS - 30.3%
10,799	iShares MSCI Malaysia ETF	170,840
2,724	iShares MSCI South Korea Capped ETF	176,161
2,034	iShares Russell Mid-Cap Growth ETF	171,629
		518,630

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,660,017)	1,673,403

	SHORT-TERM INVESTMENT - 2.1%
35,109	Fidelity Institutional Money Market Portfolio - Class I, 0.04%*	35,109
	(Cost $35,109)

	TOTAL INVESTMENTS - 100.0% (Cost $1,695,126) (a)	$1,708,512
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	142
	TOTAL NET ASSETS - 100.0%	$1,708,654

*	Money Market Fund; interest rate reflects effective yield on December 31, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,695,319 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$17,198
Unrealized depreciation:	(4,000)
Net unrealized appreciation:	$13,198

The accompanying notes are an integral part of these financial statements.

7

BCM DECATHLON PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
ASSETS
Investment securities:
At cost	$5,069,815	$5,772,096	$1,695,126
At value	$5,013,307	$5,781,280	$1,708,512
Dividends and interest receivable	5,457	5,314	1,575
TOTAL ASSETS	5,018,764	5,786,594	1,710,087

LIABILITIES
Investment advisory fees payable	2,969	2,941	453
Fees payable to other affiliates	2,257	2,523	—
Service fees payable	3,061	3,448	590
Distribution (12b-1) fees payable	1,141	1,261	371
Payable for Fund shares repurchased	135	249	19
TOTAL LIABILITIES	9,563	10,422	1,433
NET ASSETS	$5,009,201	$5,776,172	$1,708,654

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$5,006,803	$5,432,667	$1,545,127
Accumulated net investment income	—	5,085	2,176
Accumulated net realized gain from investment transactions	58,906	329,236	147,965
Net unrealized appreciation (depreciation) on investments	(56,508)	9,184	13,386
NET ASSETS	$5,009,201	$5,776,172	$1,708,654

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$5,009,201	$5,776,172	$1,708,654
Shares of beneficial interest outstanding	492,137	531,991	154,038
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.18	$10.86	$11.09

The accompanying notes are an integral part of these financial statements.

8

BCM DECATHLON PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2013

	BCM Decathlon	BCM Decathlon	BCM Decathlon
INVESTMENT INCOME	Conservative	Moderate	Aggressive
Dividends	$88,081	$122,635	$38,870
Interest	89	117	50
TOTAL INVESTMENT INCOME	88,170	122,752	38,920

EXPENSES
Investment advisory fees	50,611	57,320	24,535
Distribution (12b-1) fees, Class 2 shares	13,319	15,084	6,485
Administrative services fees	26,637	30,169	12,969
Service fees	13,319	15,084	6,485
TOTAL EXPENSES	103,886	117,657	50,474

NET INVESTMENT INCOME (LOSS)	(15,716)	5,095	(11,554)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	102,373	329,596	167,434
Distributions of long term capital gains from underlying investment companies	47	53	15
Net change in unrealized depreciation on investments	(57,258)	(23,116)	(35,445)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	45,162	306,533	132,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,446	$311,628	$120,450

The accompanying notes are an integral part of these financial statements.

9

BCM DECATHLON CONSERVATIVE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

		For the
	For the	Period Ended
	Year Ended	December 31,
	December 31, 2013	2012*
FROM OPERATIONS
Net investment income (loss)	$(15,716)	$4,191
Net realized gain from investments	102,373	3,539
Distributions of long term capital gains from underlying investment companies	47	124
Net change in unrealized appreciation (depreciation) on investments	(57,258)	750
Net increase in net assets resulting from operations	29,446	8,604

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(31,425)	—
From net investment income	(5,167)	—
From distributions to shareholders	(36,592)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	918,979	4,745,128
Distributions Reinvested
Class 2	36,592	—
Cost of Shares Redeemed
Class 2	(655,477)	(37,479)
Net increase in net assets from shares of beneficial interest	300,094	4,707,649

TOTAL INCREASE IN NET ASSETS	292,948	4,716,253

NET ASSETS
Beginning of Period	4,716,253	—
End of Period *	$5,009,201	$4,716,253
* Includes accumulated net investment income (loss) of:	$—	$5,131

SHARE ACTIVITY
Class 2:
Shares Sold	88,123	467,762
Shares Reinvested	3,577	—
Shares Redeemed	(63,673)	(3,652)
Net increase in shares of beneficial interest outstanding	28,027	464,110

*	Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

10

BCM DECATHLON MODERATE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

		For the
	For the	Period Ended
	Year Ended	December 31,
	December 31, 2013	2012*
FROM OPERATIONS
Net investment income	$5,095	$12,623
Net realized gain from investments	329,596	19,346
Trading error reimbursement from affiliates (See Note 6)	—	—
Distributions of long term capital gains from underlying investment companies	53	153
Net change in unrealized appreciation (depreciation) on investments	(23,116)	32,300
Net increase in net assets resulting from operations	311,628	64,422

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(19,912)	—
From net investment income	(13,347)	—
From distributions to shareholders	(33,259)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	846,911	6,107,059
Distributions Reinvested
Class 2	33,259	—
Cost of Shares Redeemed
Class 2	(1,553,044)	(804)
Net increase (decrease) in net assets from shares of beneficial interest	(672,874)	6,106,255

TOTAL INCREASE IN NET ASSETS	(394,505)	6,170,677

NET ASSETS
Beginning of Period	6,170,677	—
End of Period *	$5,776,172	$6,170,677
* Includes accumulated net investment income of:	$5,085	$13,337

SHARE ACTIVITY
Class 2:
Shares Sold	79,752	597,224
Shares Reinvested	3,147	—
Shares Redeemed	(148,053)	(78)
Net increase (decrease) in shares of beneficial interest outstanding	(65,154)	597,146

*	Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

11

BCM DECATHLON AGGRESSIVE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

		For the
	For the	Period Ended
	Year Ended	December 31,
	December 31, 2013	2012*
FROM OPERATIONS
Net investment income (loss)	$(11,554)	$15,496
Net realized gain from investments	167,434	7,996
Trading error reimbursement from affiliates (See Note 6)	—	—
Distributions of long term capital gains from underlying investment companies	15	—
Net change in unrealized appreciation (depreciation) on investments	(35,445)	48,831
Net increase in net assets resulting from operations	120,450	72,323

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(29,825)	—
From distributions to shareholders	(29,825)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	49,617	3,285,115
Distributions Reinvested
Class 2	29,825	—
Cost of Shares Redeemed
Class 2	(1,818,580)	(271)
Net increase (decrease) in net assets from shares of beneficial interest	(1,739,138)	3,284,844

TOTAL INCREASE IN NET ASSETS	(1,648,513)	3,357,167

NET ASSETS
Beginning of Period	3,357,167	—
End of Period *	$1,708,654	$3,357,167
* Includes accumulated net investment income (loss) of:	$2,176	$29,816

SHARE ACTIVITY
Class 2:
Shares Sold	4,625	320,853
Shares Reinvested	2,808	—
Shares Redeemed	(174,225)	(26)
Net increase (decrease) in shares of beneficial interest outstanding	(166,792)	320,827

*	Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

12

BCM Decathlon Conservative Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Year Ended	For the Period Ended
	December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$10.16	$10.00

Activity from investment operations:
Net investment income (loss) (2)(5)	(0.03)	0.02
Net realized and unrealized gain on investments	0.12	0.14
Total from investment operations	0.09	0.16

Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.06)	—
Total distributions	(0.07)	—

Net asset value, end of period	$10.18	$10.16

Total return (3)	0.88%	1.60	% (6)

Net assets, at end of period (000s)	$5,009	$4,716

Ratio of gross expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net investment income (loss) to average net assets (5)(7)	(0.29)%	0.25	% (4)

Portfolio Turnover Rate	317%	611	% (6)

(1)	Class 2 shares commenced operations April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

13

BCM Decathlon Moderate Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Year Ended	For the Period Ended
	December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$10.33	$10.00

Activity from investment operations:
Net investment income (2)(5)	0.01	0.04
Net realized and unrealized gain on investments	0.58	0.29
Total from investment operations	0.59	0.33

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.04)	—
Total distributions	(0.06)	—

Net asset value, end of period	$10.86	$10.33

Total return (3)	5.74%	3.30	% (6)

Net assets, at end of period (000s)	$5,776	$6,171

Ratio of gross expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net investment income to average net assets (5)(7)	0.08%	0.71	% (4)

Portfolio Turnover Rate	439%	548	% (6)

(1)	Class 2 shares commenced operations April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

14

BCM Decathlon Aggressive Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Year Ended	For the Period Ended
	December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$10.46	$10.00

Activity from investment operations:
Net investment income (loss) (2)(5)	(0.05)	0.08
Net realized and unrealized gain on investments	0.88	0.38
Total from investment operations	0.83	0.46

Less distributions from:
Net investment income	(0.20)	—
Total distributions	(0.20)	—

Net asset value, end of period	$11.09	$10.46

Total return (3)	7.99%	4.60	%(6)

Net assets, at end of period (000s)	$1,709	$3,357

Ratio of gross expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net expenses to average net assets (7)	1.95%	1.95	% (4)
Ratio of net investment income (loss) to average net assets (5)(7)	(0.45)%	1.19	% (4)

Portfolio Turnover Rate	484%	637	% (6)

(1)	Class 2 shares commenced operations April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

15

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	ORGANIZATION

The BCM Decathlon Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Conservative Portfolio	Income and capital preservation
Moderate Portfolio	Moderate growth
Aggressive Portfolio	Growth

The Aggressive Portfolio, Conservative Portfolio and Moderate Portfolio each currently offer one class of shares: Class 2 Shares. Class 2 shares are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Each Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for each Portfolio’s investments measured at fair value:

Conservative Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$4,913,281	—	—	$4,913,281
Short-Term Investments	100,026	—	—	100,026
Total	$5,013,307	$—	$—	$5,013,307
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BCM Decathlon Portfolios

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December 31, 2013

Moderate Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$4,487,217	$—	$—	$4,487,217
Equity Funds	1,173,651	—	—	1,173,651
Short-Term Investments	120,412	—	—	120,412
Total	$5,781,280	$—	$—	$5,781,280

Aggressive Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Asset Allocation Fund	$169,565	$—	$—	$169,565
Debt Funds	985,208	—	—	985,208
Equity Funds	518,630	—	—	518,630
Short-Term Investments	35,109	—	—	35,109
Total	$1,708,512	$—	$—	$1,708,512

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and

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BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions during the open tax years ended December 31, 2012 and December 31, 2013 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

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BCM Decathlon Portfolios

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December 31, 2013

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Conservative Portfolio	$16,745,821	$16,490,931
Moderate Portfolio	25,797,461	25,993,111
Aggressive Portfolio	12,282,803	14,006,854

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Beaumont Capital Management (‘BCM”) serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.95% of each Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding front end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses, such as litigation) do not exceed 1.95% per annum of the BCM Decathlon Conservative Portfolio’s daily net assets for Class 2 shares, 1.95% per annum of the BCM Decathlon Moderate Portfolio’s daily net assets for Class 2 shares, and 1.95% per annum of the BCM Decathlon Aggressive Portfolio’s daily net assets for Class 2 shares respectively.

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”). The fee for each plan is calculated at an annual rate of 0.25%, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ Class 2 shares and is an affiliate of GFS.

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BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS) an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”) an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Portfolios.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of December 31, 2013, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Portfolio

Jefferson National Life Insurance Company	100%

Conservative Portfolio

Jefferson National Life Insurance Company	100%

Moderate Portfolio

Jefferson National Life Insurance Company	100%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially

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BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

6.	TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the fiscal year ended December 31, 2013:

	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
BCM Decathlon Conservative	$36,592	$—	$36,592
BCM Decathlon Moderate	33,096	163	33,259
BCM Decathlon Aggressive	29,825	—	29,825

There was no distribution for fiscal year ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Conservative Portfolio	$59,358	$—	$—	$—	$(56,960)	$2,398
Moderate Portfolio	335,480	43	—	—	7,982	343,505
Aggressive Portfolio	150,302	27	—	—	13,198	163,527

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distribution, and adjustments related to partnerships and grantor trusts, resulted in reclassification for the Portfolios for the period ended December 31, 2013 were as follows:

	Paid in	Undistributed Net	Accumulated Net Realized
	Capital	Investment Income	Gain/(Loss) from Investment
Conservative Portfolio	$—	$15,752	$(15,752)
Moderate Portfolio	—	—	—
Aggressive Portfolio	—	13,739	(13,741)

7.	SUBSEQUENT EVENTS

On February 11, 2014, the Board of Trustees of Northern Lights Variable Trust concluded that it is in the best interests of each of BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio (the “Portfolios”) and each Portfolio’s shareholders that each respective Portfolio ceases operations. The Board has determined to close the Portfolios and redeem all outstanding shares on April 14, 2014.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Variable Trust and

Shareholders of

BCM Decathlon Portfolios

We have audited the accompanying statements of assets and liabilities of BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio, each a portfolio of Northern Lights Variable Trust (the “Trust”), including the portfolios of investments, as of December 31, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 30, 2012(commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio as of December 31, 2013, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period April 30, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

 TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 25, 2014

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BCM Decathlon Portfolios

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the BCM Decathlon Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the BCM Decathlon Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	7/1/2013	12/31/2013	7/1/2013 – 12/31/2013
Class 2
Conservative	1.95%	$1,000.00	$1,008.80	$9.87
Moderate	1.95%	$1,000.00	$1,057.40	$10.11
Aggressive	1.95%	$1,000.00	$1,079.90	$10.22

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	7/1/2013	12/31/2013	7/1/2013 – 12/31/2013
Class 2
Conservative	1.95%	$1,000.00	$1,015.38	$9.91
Moderate	1.95%	$1,000.00	$1,015.38	$9.91
Aggressive	1.95%	$1,000.00	$1,015.38	$9.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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BCM Decathlon Portfolios

PROXY VOTING (Unaudited)

December 31, 2013

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	191,076,081	7,609,470
Mark D. Gersten	190,585,659	8,099,891
John V. Palancia	190,435,396	8,250,154
Andrew Rogers	190,731,148	7,954,403
Mark H. Taylor	190,710,362	7,975,188

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

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BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2006; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	102	AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)
Gary W. Lanzen^ Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	102	AdvisorOne Funds (12 portfolios) (since 2003); Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	128	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	128	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)

12/31/13-NLVT-V1

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Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	102	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	102	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers 80 Arkay Drive*** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	102	Northern Lights Fund Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A

12/31/13-NLVT-V1

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Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^	These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees. For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-777-0535.

12/31/13-NLVT-V1

29

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
30

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust does not jointly market.
31

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

INVESTMENT ADVISOR

Beaumont Financial Partners, LLC
D.B.A. BFP Capital Management

20 Walnut Street

Wellesley Hills, MA 02481

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor, Anthony Hertl and Mark Gersten are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2013 - $37,500

(b)

Audit-Related Fees

FYE 2013 - None

(c)

Tax Fees

FYE 2013 - $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $7,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/7/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/7/14